Class A Ordinary Shares Subject To Possible Redemption - Summary of Class A Common stock Reflected in the Condensed Balance Sheet (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Gross proceeds from initial public offering			$ 0	$ 375,000,000
Less:
Fair value of Public Warrants at issuance	$ (160,417)	$ (3,850,000)	(8,983,333)	(3,275,000)
Plus:
Class A ordinary shares subject to possible redemption, Beginning Balance	380,260,382	375,000,000	375,000,000
Increase in redemption value of Class A ordinary shares subject to possible redemption	(1,426,033)		(5,260,382)
Class A ordinary shares subject to possible redemption, Ending Balance	47,447,084		380,260,382	375,000,000
Common Class A [Member]
Temporary Equity [Line Items]
Gross proceeds from initial public offering				375,000,000
Less:
Offering costs allocated to Class A ordinary shares				(20,898,264)
Plus:
Accretion on Class A ordinary shares to redemption value				28,210,764
Class A ordinary shares subject to possible redemption, Beginning Balance	380,260,382	$ 375,000,000	375,000,000	375,000,000
Increase in redemption value of Class A ordinary shares subject to possible redemption	1,426,033		5,260,382
Redemption	(334,239,331)
Class A ordinary shares subject to possible redemption, Ending Balance	$ 47,447,084		$ 380,260,382	375,000,000
Common Class A [Member] | Common Stock [Member]
Less:
Fair value of Public Warrants at issuance				$ (7,312,500)